Related Party Transactions - Additional Information (Details) - USD ($)		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 29, 2022	Dec. 30, 2020
Related Party Transactions
Maximum borrowing capacity of related party promissory note		$ 300,000
Borrowings outstanding		1,500,000
Working capital loans warrant
Related Party Transactions
Outstanding balance of related party note		1,500,000	$ 0
Maximum Loans Convertible into Warrants		$ 1,500,000
Price per warrant		$ 1.00
Repayment of promissory note - related party		$ 0
Promissory Note - Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note					$ 300,000
Outstanding balance of related party note		0	0
Administrative Support Agreement
Related Party Transactions
Expenses per month	$ 40,521
Fees and expenses incurred		486,252	405,210
Diligence Services
Related Party Transactions
Fees and expenses incurred		623,698	751,916
Amount accrued for service		958,429	334,731
Payments for service		0	417,185
2022 Working Capital Loan
Related Party Transactions
Maximum borrowing capacity of related party promissory note				$ 1,500,000
Proceeds held in the Trust Account that would be used to repay loan		0
Borrowings outstanding		1,500,000	$ 0
Borrowings recorded at fair value		$ 1,500,000
2022 Working Capital Loan | Working capital loans warrant
Related Party Transactions
Price per warrant				$ 1.00